Intangible Assets and Deferred Costs - Additional Information (Detail) - USD ($)	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Finite-Lived Intangible Assets [Line Items]
Impairment charge	$ 0	$ 0	$ 276,000
Product and Distribution Rights [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization expenses	1,580,000	$ 1,769,000	$ 2,184,000
Estimated amortization expense, 2020	1,496,000
Estimated amortization expense, 2021	1,483,000
Estimated amortization expense, 2022	1,491,000
Estimated amortization expense, 2023	1,398,000
Estimated amortization expense, 2024	$ 601,000
Product Rights [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted-average amortization period	7 years